SIGNIFICANT ACCOUNTING POLICIES - Loans and advances (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Outstanding margin loan balances net of allowance	$ 18,424,972	$ 4,141,962
IPO
Outstanding IPO loan	$ 400,394	$ 0